Related Party Transactions - Balances with Related Parties (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties, current		¥ 43,599	$ 6,235	¥ 63,957
Amounts included in "Cash and cash equivalents"	[1]	73,415	10,498	158,589
Amounts included in "Short-term investments"	[1]	2,006,611	286,942	4,935,177
Amounts included in "Restricted cash"	[1]	79,424	11,357	91,809
Amounts included in "Lease liabilities"	[1]	52,430	7,498	83,879
Amounts due to related parties		13,739	1,965	38,250
Ping An Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	42,413	6,065	63,957
Amounts due from related parties, non-current	[2]	9,709	1,388	3,521
Amounts due to related parties	[3]	4,645	664	38,235
Haier Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		1,186	170	0
Amounts due to related parties	[4]	9,079	1,299	0
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 15	$ 2	¥ 15

[1]	The Company has cash or time deposits in commercial banks associated with Ping An Group and purchased certain short-term cash management products issued by Ping An Group as a part of the Company’s cash management plan. The Company has lease liabilities associated with Ping An Group under certain lease agreements.
[2]	Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, and service fee receivable.
[3]	The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.
[4]	The outstanding payable to Haier Group primarily consists of payable for vehicles rental services and other miscellaneous services.